Related Party Transaction and Balances (Details) - Schedule of relationship with related parties	12 Months Ended
Dec. 31, 2022
Related Party Transaction and Balances (Details) - Schedule of relationship with related parties [Line Items]
Related parties	A close family member of Ms. Fen Ye
Ms. Fen Ye [Member]
Related Party Transaction and Balances (Details) - Schedule of relationship with related parties [Line Items]
Related parties	Controlling shareholder
Ms. Chun E Ye [Member]
Related Party Transaction and Balances (Details) - Schedule of relationship with related parties [Line Items]
Related parties	A close family member of Ms. Fen Ye
Mr. Wu Wei [Member]
Related Party Transaction and Balances (Details) - Schedule of relationship with related parties [Line Items]
Related parties	A close family member of Mr. Biao Wei
Lishui Yuanmeng Training Company Limited (“Yuanmeng”) [Member]
Related Party Transaction and Balances (Details) - Schedule of relationship with related parties [Line Items]
Related parties	Controlled by Mr. Biao Wei
Lianwai Kindergarten [Member]
Related Party Transaction and Balances (Details) - Schedule of relationship with related parties [Line Items]
Related parties	Controlled by Ms. Fen Ye